Risk Report - Credit Risk Exposure - Credit Risk Profile by Industry Sector (Detail) - EUR (€) € in Millions		Dec. 31, 2022		Dec. 31, 2021
Total | Credit Risk Profile [Domain Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		€ 828		€ 1,291
Mining and quarrying		11,398		10,529
Manufacturing		106,939		106,960
Electricity, gas, steam and air conditioning supply		17,867		13,669
Water supply, sewerage, waste management and remediation activities		1,609		1,429
Construction		11,344		11,086
Wholesale and retail trade, repair of motor vehicles and motorcycles		47,275		46,589
Transport and storage		14,220		14,452
Accommodation and food service activities		3,259		3,814
Information and communication		27,317		26,137
Financial and insurance activities		362,322	[1]	330,001	[2]
Real estate activities		60,222	[3]	53,650	[4]
Professional, scientific and technical activities		14,973		14,860
Administrative and support service activities		14,811		17,103
Public administration and defense, compulsory social security		118,034		108,203
Education		727		942
Human health services and social work activities		6,783		6,417
Arts, entertainment and recreation		3,001		3,241
Other service activities		13,449		13,849
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		252,687		244,683
Activities of extraterritorial organizations and bodies		1,322		2,032
Total		1,090,386		1,030,937
Loans [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		524	[5]	645	[6]
Mining and quarrying		2,392	[5]	2,783	[6]
Manufacturing		30,534	[5]	35,404	[6]
Electricity, gas, steam and air conditioning supply		4,893	[5]	4,548	[6]
Water supply, sewerage, waste management and remediation activities		725	[5]	681	[6]
Construction		4,239	[5]	4,374	[6]
Wholesale and retail trade, repair of motor vehicles and motorcycles		21,535	[5]	21,285	[6]
Transport and storage		5,547	[5]	5,330	[6]
Accommodation and food service activities		1,965	[5]	2,259	[6]
Information and communication		7,002	[5]	6,363	[6]
Financial and insurance activities		116,558	[5]	106,343	[6]
Real estate activities		47,973	[5]	40,629	[6]
Professional, scientific and technical activities		7,013	[5]	6,959	[6]
Administrative and support service activities		7,470	[5]	9,759	[6]
Public administration and defense, compulsory social security		5,287	[5]	6,183	[6]
Education		249	[5]	225	[6]
Human health services and social work activities		4,523	[5]	3,869	[6]
Arts, entertainment and recreation		1,128	[5]	1,062	[6]
Other service activities		5,324	[5]	4,941	[6]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		221,098	[5]	213,184	[6]
Activities of extraterritorial organizations and bodies		1	[5]	1	[6]
Total		495,979	[5]	476,827	[6]
Loans [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		2		2
Mining and quarrying		248		190
Manufacturing		380		348
Electricity, gas, steam and air conditioning supply		107		226
Construction		233		234
Wholesale and retail trade, repair of motor vehicles and motorcycles		224		196
Transport and storage		409		334
Accommodation and food service activities		7		5
Information and communication		489		286
Financial and insurance activities		3,186		3,219
Real estate activities		1,556		2,478
Professional, scientific and technical activities		124		63
Administrative and support service activities		199		472
Public administration and defense, compulsory social security		552		757
Education		0
Human health services and social work activities		31		111
Arts, entertainment and recreation		1		6
Other service activities		206		262
Total		7,955		9,189
Loans [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Mining and quarrying		40
Manufacturing		7		26
Electricity, gas, steam and air conditioning supply		75		46
Construction				2
Wholesale and retail trade, repair of motor vehicles and motorcycles		39		34
Transport and storage		22		87
Information and communication		62		80
Financial and insurance activities		620		578
Real estate activities		101		30
Administrative and support service activities		192		71
Public administration and defense, compulsory social security		10		12
Human health services and social work activities				25
Other service activities		39		44
Total		1,205		1,035
Loans [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Mining and quarrying	[7]			33
Manufacturing		1,431	[8]	1,042	[7]
Electricity, gas, steam and air conditioning supply	[8]	28
Construction		21	[8]	40	[7]
Wholesale and retail trade, repair of motor vehicles and motorcycles		806	[8]	930	[7]
Transport and storage		90	[8]	316	[7]
Accommodation and food service activities	[7]			8
Information and communication		231	[8]	658	[7]
Financial and insurance activities		969	[8]	1,099	[7]
Real estate activities		41	[8]	83	[7]
Administrative and support service activities		62	[8]	22	[7]
Public administration and defense, compulsory social security		128	[8]	124	[7]
Arts, entertainment and recreation	[8]	50
Other service activities		210	[8]	14	[7]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		1	[8]	1	[7]
Total		4,069	[8]	4,370	[7]
Off-balance sheet [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		275	[9]	593	[10]
Mining and quarrying		5,636	[9]	5,220	[10]
Manufacturing		58,584	[9]	51,706	[10]
Electricity, gas, steam and air conditioning supply		6,479	[9]	5,068	[10]
Water supply, sewerage, waste management and remediation activities		457	[9]	484	[10]
Construction		3,198	[9]	2,939	[10]
Wholesale and retail trade, repair of motor vehicles and motorcycles		16,947	[9]	16,368	[10]
Transport and storage		6,254	[9]	5,729	[10]
Accommodation and food service activities		1,137	[9]	1,308	[10]
Information and communication		14,567	[9]	13,837	[10]
Financial and insurance activities		74,787	[9]	68,414	[10],[11]
Real estate activities		7,251	[9]	6,486	[10]
Professional, scientific and technical activities		5,070	[9]	5,245	[10]
Administrative and support service activities		5,101	[9]	5,114	[10]
Public administration and defense, compulsory social security		6,767	[9]	6,519	[10],[11]
Education		125	[9]	132	[10]
Human health services and social work activities		1,898	[9]	1,646	[10]
Arts, entertainment and recreation		1,507	[9]	1,899	[10]
Other service activities		4,037	[9]	4,790	[10]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		30,943	[9]	30,934	[10]
Activities of extraterritorial organizations and bodies		0	[9]	0	[10]
Total		251,021	[9]	234,432	[10]
Off-balance sheet [Member] | Contingent liabilities [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		17		36
Mining and quarrying		2,644		1,893
Manufacturing		13,053		11,612
Electricity, gas, steam and air conditioning supply		3,779		2,807
Water supply, sewerage, waste management and remediation activities		158		175
Construction		2,927		2,714
Wholesale and retail trade, repair of motor vehicles and motorcycles		6,795		7,135
Transport and storage		1,061		947
Accommodation and food service activities		110		136
Information and communication		3,317		2,896
Financial and insurance activities		28,173		24,361
Real estate activities		192		208
Professional, scientific and technical activities		2,309		2,147
Administrative and support service activities		1,062		816
Public administration and defense, compulsory social security		60		105
Education		53		56
Human health services and social work activities		146		141
Arts, entertainment and recreation		106		88
Other service activities		793		810
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		455		311
Activities of extraterritorial organizations and bodies		2		2
Total		67,214		59,394
OTC derivatives [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[12]	2		3	[13]
Mining and quarrying	[12]	41		32	[13]
Manufacturing	[12]	1,863		5,034	[13]
Electricity, gas, steam and air conditioning supply	[12]	145		360	[13]
Water supply, sewerage, waste management and remediation activities	[12]	245		67	[13]
Construction	[12]	75		256	[13]
Wholesale and retail trade, repair of motor vehicles and motorcycles	[12]	570		298	[13]
Transport and storage	[12]	170		515	[13]
Accommodation and food service activities	[12]	14		7	[13]
Information and communication	[12]	960		924	[13]
Financial and insurance activities	[12]	22,881		13,369	[13]
Real estate activities	[12]	452		822	[13]
Professional, scientific and technical activities	[12]	108		85	[13]
Administrative and support service activities	[12]	413		496	[13]
Public administration and defense, compulsory social security	[12]	398		1,037	[13]
Education	[12]	169		255	[13]
Human health services and social work activities	[12]	36		157	[13]
Arts, entertainment and recreation	[12]	83		56	[13]
Other service activities	[12]	68		91	[13]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[12]	189		253	[13]
Activities of extraterritorial organizations and bodies	[12]	85		31	[13]
Total	[12]	28,967		24,146	[13]
Debt securities [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Mining and quarrying		34	[14]	4	[15]
Manufacturing		64	[14]	4	[15]
Electricity, gas, steam and air conditioning supply		78	[14]	15	[15]
Construction		29	[14]	60	[15]
Wholesale and retail trade, repair of motor vehicles and motorcycles	[15]			6
Transport and storage		117	[14]	306	[15]
Information and communication		108	[14]	78	[15]
Financial and insurance activities		4,669	[1],[14]	3,542	[2],[15]
Real estate activities		405	[14]	381	[4],[15]
Professional, scientific and technical activities		27	[14]	28	[15]
Administrative and support service activities		39	[14]	27	[15]
Public administration and defense, compulsory social security		19,782	[14]	10,185	[15]
Human health services and social work activities	[14]	88
Other service activities		115	[14]	174	[15]
Activities of extraterritorial organizations and bodies		40	[14]	40	[15]
Total		25,596	[14]	14,849	[15]
Debt securities [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		8		12
Mining and quarrying		362		371
Manufacturing		983		1,746
Electricity, gas, steam and air conditioning supply		732		601
Water supply, sewerage, waste management and remediation activities		23		22
Construction		621		456
Wholesale and retail trade, repair of motor vehicles and motorcycles		357		335
Transport and storage		537		888
Accommodation and food service activities		26		91
Information and communication		579		1,007
Financial and insurance activities		18,440	[1]	18,588	[2]
Real estate activities		1,703		2,405	[4]
Professional, scientific and technical activities		206		176
Administrative and support service activities		268		323
Public administration and defense, compulsory social security		59,291		63,108
Education		113		275
Human health services and social work activities		49		468
Arts, entertainment and recreation		125		131
Other service activities		2,636		2,693
Activities of extraterritorial organizations and bodies		964		1,671
Total		88,025		95,367
Debt securities [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Mining and quarrying		2	[16]	2	[17]
Manufacturing		41	[16]	37	[17]
Electricity, gas, steam and air conditioning supply		35	[16]	1	[17]
Construction		1	[16]	10	[17]
Wholesale and retail trade, repair of motor vehicles and motorcycles		2	[16]	2	[17]
Transport and storage		14	[16]	1	[17]
Accommodation and food service activities	[17]			0
Information and communication		2	[16]	9	[17]
Financial and insurance activities		4,421	[1],[16]	4,511	[2],[17]
Real estate activities		548	[16]	129	[4],[17]
Professional, scientific and technical activities		115	[16]	157	[17]
Administrative and support service activities		5	[16]	3	[17]
Public administration and defense, compulsory social security		19,991	[16]	18,216	[17]
Education	[16]	17
Human health services and social work activities	[16]	12
Other service activities		18	[16]	14	[17]
Activities of extraterritorial organizations and bodies		229	[16]	287	[17]
Total		25,450	[16]	23,377	[17]
Repo and repo-style transactions [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Electricity, gas, steam and air conditioning supply	[18]	1,515
Financial and insurance activities	[18]	9,965	[1]	8,428	[2],[19]
Other service activities	[18],[19]			5
Total	[18]	11,479		8,433	[19]
Repo and repo-style transactions [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Financial and insurance activities	[18]	75,497	[1]	76,317	[2],[19]
Public administration and defense, compulsory social security	[18]	5,768		1,957	[19]
Other service activities	[18]	4		12	[19]
Total	[18]	81,270		78,286	[19]
Repo and repo-style transactions [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Financial and insurance activities	[18]	2,156	[1]	1,231	[2],[19]
Total	[18]	€ 2,156		€ 1,231	[19]

[1]	Includes exposure to Corporates including Holding Companies of € 85 billion, Asset-Backed Securities of € 43 billion, Banks of € 54 billion, Insurance of € 15 billion, Financial Intermediaries of € 22 billion and Public Sector of € 13 billion, all based on internal client classification
[2]	Includes exposure to Corporates including Holding Companies of € 79 billion, Asset-Backed Securities of € 37 billion, Banks of € 49 billion, Insurance of € 11 billion, Financial Intermediaries of € 23 billion and Public Sector of € 11 billion, all based on internal client classification
[3]	Non-recourse Commercial Real Estate ‘focus’ portfolio is € 33 billion
[4]	Non-recourse Commercial Real Estate ‘focus’ portfolio is € 31 billion
[5]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[6]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.4 billion as of December 31, 2021
[7]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 28.1 million as of December 31, 2021
[8]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[9]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[10]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2021
[11]	[10] Prior year’s comparatives aligned to presentation in the current year
[12]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[13]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[14]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[15]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 368.2 million as of December 31, 2021
[16]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[17]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.8 million as of December 31, 2021
[18]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[19]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed